Document And Entity Information	Sep. 30, 2026
Document Information [Line Items]
Entity, Registrant Name	Smartbird, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 30, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-40963
Entity, Tax Identification Number	47-3999983
Entity, Address, Address Line One	425 Page Mill Rd.
Entity, Address, Address Line Two	Suite 200
Entity, Address, City or Town	Palo Alto
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94306
City Area Code	628
Local Phone Number	225-4848
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock
Trading Symbol	BIRD
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001653909